Note Receivable	3 Months Ended
Dec. 31, 2025
Note Receivable
Note Receivable

Note 6 — Note Receivable

Advance to C.M. Composite Materials Ltd

On December 26, 2025, the Company advanced principal in the amount of $398,245 to C.M. Composite Materials Ltd., an Israeli corporation (“CM”).

In connection with the advance, CM delivered a Promissory Note to the Company (the “CM Note”). The CM Note has a 24-month maturity, with the outstanding principal due and payable on December 31, 2027, unless repaid earlier. The CM Note does not bear interest unless an event of default occurs, in which case interest accrues at a rate of 5% per annum, or the maximum rate permitted by applicable law, if lower. The CM Note may be prepaid at any time without premium or penalty. The CM Note is a stand-alone financial obligation and is not contingent upon the completion of any acquisition, merger, or other strategic transaction. The Company has entered into a letter of intent, as amended, with CM regarding a potential strategic transaction. Any such transaction remains subject to, among other things, completion of due diligence, negotiation and execution of definitive agreements, approval by the Company’s board of directors, receipt of a valuation and fairness opinion, and the satisfaction of other customary closing conditions. There can be no assurance that any such transaction will be consummated.

In February 2026, CM entered into settlement agreement with a vendor who alleged failure to meet contractual obligation in the sum of approximately 12 million Israeli Shekels following a failed motion to appoint a receiver by that said vendor. Pursuant to the agreement, CM is expected to make monthly payments to liquidate the obligation and regular court appearances. The Company evaluated the current financial position of CM and determined that there is not an increased credit risk nor is the collectability of the CM Note uncertain due to past profitability of CM.

The CM Note described herein remains fully enforceable regardless of whether any contemplated transaction is completed.